LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Loss on lease termination	$ (1,144)	$ 0
Proceeds from tenant improvement allowances	501	1,055
Tenant improvement allowance from finance and operating lease arrangements	1,600
Tenant improvement allowance from other financing transactions	100
Total Long-term notes and loans payable, net	417,095	460,750
Repayment of debt	360,000	40,000
Interest expense	41,746	37,926
Interest paid, classified as financing activities	2,900	3,100
Write down of remaining assets	11,600	2,300
Write down of remaining assets	11,600	2,300
Capitalized Right-Of-Use Assets
Lessee, Lease, Description [Line Items]
Write down of remaining assets	(600)
Write down of remaining assets	(600)
Financing liability
Lessee, Lease, Description [Line Items]
Total Long-term notes and loans payable, net	87,664	90,900
Repayment of debt	13,900	13,500
Interest expense	$ 11,300	$ 11,500
Minimum
Lessee, Lease, Description [Line Items]
Finance lease, term of contract (in years)	2 years
Operating lease, term of contract (in years)	2 years
Operating lease, renewal term (in years)	2 years
Finance lease, renewal term (in years)	2 years
Expected renewal option term (in years)	5 years
Maximum
Lessee, Lease, Description [Line Items]
Finance lease, term of contract (in years)	20 years
Operating lease, term of contract (in years)	20 years
Operating lease, renewal term (in years)	25 years
Finance lease, renewal term (in years)	25 years
Expected renewal option term (in years)	10 years